PROPOSED ACQUISITION AND RELATED MATTERS - DOLLAR THRIFTY (Details) (USD $)									0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	May 24, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Oct. 31, 2009 Dollar Thrifty Automotive Group Inc.	May 24, 2011 Dollar Thrifty Automotive Group Inc. HDTMS, Inc.
PROPOSED ACQUISITION AND RELATED MATTERS
Amount in cash per share in exchange of each share (in dollars per share)									$ 57.60
Consideration in shares									0.8546
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01